CREDIT AGREEMENT AND LONG TERM LIABILITIES	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

6.	CREDIT AGREEMENT AND LONG TERM LIABILITIES

The Company had a revolving line of credit and term loan with Silicon Valley Bank. In July 2013, the Company entered into a Credit Agreement and security agreements with Fortress Credit Co. LLC, an affiliate of Fortress Investment Group LLC (such affiliates collectively, “Fortress”) (described below). The Company used a portion of the proceeds of the Fortress loans to repay the revolving line of credit and term loan with Silicon Valley Bank.

Effective July 22, 2013, the Company entered into a Credit Agreement with Fortress that provides for aggregate Term Loan commitments of up to $10 million. The Term Loan consist of a Term Loan A in the principal amount of $5 million, which matures July 22, 2016 and a Term Loan B in the principal amount of $5 million, which matures February 1, 2016. The Company drew down the full $10 million of both Term Loans on July 24, 2013. Interest is due monthly in arrears and the remaining principal balance on the Fortress notes accrue interest at 10% annually. Term Loan A is interest-only for the first 12 months and Term Loan B is interest-only for the first six months. See Footnote 8 for information on the Fortress Warrants.

In conjunction with the Credit Agreement with Fortress, the Company has agreed to certain financial covenants. The Company is required to maintain a minimum of $1.5 million of unrestricted cash at each month end and the Company is restricted from making certain cash distributions to equity security holders or from incurring additional indebtedness without prior written consent from Fortress. The Company has also agreed to certain reporting covenants and must supply monthly financial statements to Fortress within 30 days of the end of each month.

At the origination date, the $10 million principal balance of the notes payable to Fortress were recorded as follows: (in thousands)

Principal balance	$10,000
Loan fees to Fortress	(300)
Relative fair value of warrants issued and recorded in additional paid in capital	(1,375)
$8,325

At July 31, 2013, the carrying amount of the notes payable to Fortress were recorded as follows: (in thousands)

Principal balance	$10,000
Unamortized debt discount	(1,663)
Net carrying value of Fortress notes	8,337
Less current portion of debt	(645)
Long term portion of debt	$7,692

The debt discount allocated to the current portion of the Fortress notes as of July 31, 2013 is approximately $605,000 and the portion allocated to long term debt is approximately $1,058,000. Interest expense relating to the line of credit, term loan, Fortress notes, and bridge loans was approximately $143,000 and $188,000 for the nine months ended July 31, 2012 and 2013, respectively.

9.   LINE OF CREDIT AND LONG TERM LIABILITIES

The Company has a revolving line of credit with its bank. The committed revolving line provides for an advance of up to $4.0 million with a borrowing base of 80% of eligible accounts receivable. Interest accrues monthly at a rate of prime rate, plus a margin of 0.25%. The Company is required to satisfy certain financial and reporting covenants in conjunction with the line of credit. The line of credit will mature on December 26, 2013. As of October 31, 2012, there was approximately $1.97 million drawn and outstanding on the line of credit. The Company was not in compliance with certain covenants at October 31, 2012, and has subsequently repaid $1.48 million of the line of credit in December of 2012.

On November 9, 2011, the Company entered into a term loan agreement with its bank.  The loan is available in draws of $0.5 million, with a maximum drawn balance of $3.0 million.  Each individual draw is to be repaid in equal monthly payments over 36 months, fully amortized, bearing an interest rate of Prime Rate, plus a margin of 2.25%.  The Company is required to satisfy certain financial and reporting covenants in conjunction with the term loan. As of October 31, 2012, there was approximately $2.3 million outstanding on the term loan, monthly installments on the term loan extend through March 1, 2015, and the Company was in compliance with all covenants.

Current portion of long term debt and long term liabilities consists of the following (in thousands):

	October 31,	October 31,
	2011	2012

Current portion of long term debt:
Line of credit	$1,973	$1,973
Current portion of term loan	-	975
	$1,973	$2,948
Long term liabilities:
Long term deferred revenue	$126	$264
Long term portion of term loan	-	1,370
	$126	$1,634

 Interest expense relating to the line of credit and the term loan was approximately $86,000 and $206,000 for the years ended October 31, 2011 and 2012, respectively.

Aggregate future principal payments of long-term debt outstanding are as follows as of October 31, 2012 (in thousands):

	Fiscal Year
	2013	2014	2015	Total

Aggregate future principal payments of long-term debt outstanding	$975	$1,041	$329	$2,345